Shareholder Report, Line Graph (Details) - USD ($)	Oct. 01, 2019	Dec. 19, 2018	Dec. 03, 2018	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
C000206014
Account Value [Line Items]
Line Graph and Table Measure Name	Mesirow Enhanced Core Plus Fund, Institutional Shares
C000206013
Account Value [Line Items]
Line Graph and Table Measure Name	Mesirow Enhanced Core Plus Fund, Investor Shares
C000206016
Account Value [Line Items]
Line Graph and Table Measure Name			Mesirow High Yield Fund, Institutional Shares
Account Value			$ 1,000,000	$ 1,432,777	$ 1,258,987	$ 1,142,774	$ 1,288,740	$ 1,081,209	$ 1,075,270
C000206015
Account Value [Line Items]
Line Graph and Table Measure Name			Mesirow High Yield Fund, Investor Shares
Account Value			$ 10,000	14,114	12,444	11,321	12,801	10,762	10,751
C000206017
Account Value [Line Items]
Line Graph and Table Measure Name		Mesirow Small Company Fund, Institutional Shares
Account Value		$ 100,000		201,717	160,109	140,989	152,272	97,503	111,446
C000206018
Account Value [Line Items]
Line Graph and Table Measure Name		Mesirow Small Company Fund, Investor Shares
Account Value		$ 10,000		20,087	15,978	14,093	15,259	9,772	11,145
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 100,000			101,504	90,979	90,396	105,850	106,806
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000			10,150	9,098	9,040	10,585	10,681
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (USD)
Account Value			$ 1,000,000	1,121,606	1,005,307	998,870	1,169,632	1,180,196	1,103,143
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (USD)
Account Value			$ 10,000	11,216	10,053	9,989	11,696	11,802	11,031
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Account Value		$ 100,000		244,471	180,830	150,115	182,239	138,190	120,164
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Account Value		$ 10,000		24,447	18,083	15,011	18,224	13,819	12,016
Bloomberg US Corporate High Yield Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield Bond Index (USD)
Account Value			$ 1,000,000	1,366,900	1,180,981	1,070,928	1,247,279	1,120,877	1,085,550
Bloomberg US Corporate High Yield Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield Bond Index (USD)
Account Value			$ 10,000	13,669	11,810	10,709	12,473	11,209	10,856
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index (USD)
Account Value		$ 100,000		178,886	141,120	129,551	169,343	114,671	114,225
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index (USD)
Account Value		$ 10,000		$ 17,889	$ 14,112	$ 12,955	$ 16,934	$ 11,467	$ 11,422